----------------------------
                                                    OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number: 3235-0570

                                                    Expires: September 30, 2007

                                                    Estimated average burden
                                                    hours per response: 19.4
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number   811-09000
                                  ----------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 3100 Tower Boulevard, Suite 700      Durham, North Carolina         27707
--------------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)

                               Larry D. Coats, Jr.

Oak Value Capital Management, Inc.  3100 Tower Boulevard     Durham, NC 27707
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900
                                                     ---------------------------

Date of fiscal year end:        June 30, 2007
                          ---------------------------------------------

Date of reporting period:       December 31, 2006
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2006

                                   (UNAUDITED)



                                     [LOGO]
                                ================
                                 OAK VALUE FUND
                                ----------------




                              WWW.OAKVALUEFUND.COM

LETTER TO SHAREHOLDERS                                            February, 2007
================================================================================

Dear Fellow Oak Value Fund Shareholders,

We have included the Oak Value Fund's (the "Fund") financial statements for the six month period ended December 31, 2006 as well as other financial and portfolio data in the pages that follow. The Fund's performance for this period outpaced that of the broader market as measured by the S&P 500 Index. During this period the Fund added seven new holdings and eliminated four holdings. As required by law, the Fund made capital gains and income distributions during the period as well.

On the mutual fund governance front, many in the mutual fund industry have gone to great lengths to trumpet the extent to which they view themselves as acting in the best interest of shareholders with regard to non-portfolio matters. Though it has been our practice to use the pages of this and other Fund related communications to focus on the investments to which our collective capital has been allocated, a few shareholders have recently inquired as to our position on matters of media attention. To that end, we offer the following summary points of information which will hopefully serve to confirm that which you would have reasonably expected of us:

      o The Oak Value Fund's Board of Trustees is comprised of four independent trustees and one affiliated trustee.

      o The Board of Trustees operates under the direction of an independent Chairman.

      o The Board of Trustee's Governance, Nominating and Compensation Committee is comprised of the four independent trustees.

      o The Board of Trustees has appointed an experienced person to serve as the Fund's Chief Compliance Officer and this person reports directly to the Board.

      o The independent trustees, as well as the affiliated trustee are all shareholders in the Fund.

      o The Portfolio Managers of the Fund each have more than $1 million invested in the Fund.

      o As a group, the Board of Trustees and the employees of the Investment Adviser are one of the largest shareholders in the Fund.

Consistent  with the  practice we  established  in prior  years,  the  portfolio commentary contained in this semi-annual report is limited to a few basic observations. A detailed summary of the Fund's investment activities is provided in the Investment Adviser's Review posted on the Fund's website - www.oakvaluefund.com. We encourage you to review this and other information posted to the site on a regular basis.

We thank you for your continued interest and partnership and welcome your questions and comments.

Oak Value Fund Co-Managers,


/s/ David R. Carr, Jr.                /s/ Larry D. Coats, Jr.

David R. Carr, Jr.                    Larry D. Coats, Jr.

--------------------------------------------------------------------------------------------------------
                                       TOP TEN HOLDINGS(1)
                                     AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------
      COMPANY                    PRIMARY BUSINESS                                    S&P SECTOR
--------------------------------------------------------------------------------------------------------
AFLAC                     Supplemental Heath & Life Insurance                     Financials
--------------------------------------------------------------------------------------------------------
Apollo Group              Education & Training Services                           Consumer Discretionary
--------------------------------------------------------------------------------------------------------
Berkshire Hathaway        Insurance, Reinsurance & Capital Allocation             Financials
--------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC     Int'l Confectionery & Beverages Manufacturer /Licensor  Consumer Staples
--------------------------------------------------------------------------------------------------------
E.W. Scripps              Entertainment & Information/Media                       Consumer Discretionary
--------------------------------------------------------------------------------------------------------
Fidelity National         Financial Transaction Processing                        Information Technology
--------------------------------------------------------------------------------------------------------
Praxair                   Industrial Use Atmospheric and Process Gases            Materials
--------------------------------------------------------------------------------------------------------
Time Warner               Entertainment & Information / Media                     Consumer Discretionary
--------------------------------------------------------------------------------------------------------
United Technologies       Diversified Manufacturing and Service                   Industrials
--------------------------------------------------------------------------------------------------------
Willis Group Holdings     Commercial Insurance Brokerage Services                 Financials
--------------------------------------------------------------------------------------------------------

 1 Top Ten Holdings are presented to illustrate examples of the securities in which the Fund may invest. Because they are presented as of the dates indicated and change from time to time, they may not be representative of the Fund's current or future investments. Top Ten Holdings do not include money market instruments.

--------------------------------------------------------------------------------------------------------
                         JULY 1 - DECEMBER 31, 2006 PURCHASE/SALE ACTIVITY
--------------------------------------------------------------------------------------------------------
        POSITION (SYMBOL)                      PRIMARY BUSINESS                   SECTOR CLASSIFICATION
--------------------------------------------------------------------------------------------------------
PURCHASED: American Express (AXP)          Global Payments, Network,              Financials
                                           and Travel Services
--------------------------------------------------------------------------------------------------------
PURCHASED: Apollo Group (APOL)             Education and Training Services        Consumer Discretionary
--------------------------------------------------------------------------------------------------------
PURCHASED: CBS (CBS)                       Diversified Media Broadcasting         Consumer Discretionary
--------------------------------------------------------------------------------------------------------
PURCHASED: Capital One (COF)               Financial Services                     Financials
--------------------------------------------------------------------------------------------------------
PURCHASED: eBay (EBAY)                     Online Marketplace, Payment            Information Technology
                                           Services, and Communications
--------------------------------------------------------------------------------------------------------
PURCHASED: Fidelity National (FIS)         Financial Transaction Processing       Information Technology
--------------------------------------------------------------------------------------------------------
PURCHASED: Tiffany (TIF)                   Fine Jewelry                           Consumer Discretionary
--------------------------------------------------------------------------------------------------------
SOLD: Diageo (DEO)                         Global Premium Alcohol Business        Consumer Staples
--------------------------------------------------------------------------------------------------------
SOLD: Entercom Communications (ETM)        Radio Broadcasting                     Consumer Discretionary
--------------------------------------------------------------------------------------------------------
SOLD: Equifax (EFX)                        Credit Reporting Services              Industrials
--------------------------------------------------------------------------------------------------------
SOLD: Estee Lauder (EL)                    Beauty/Skin Care Products              Consumer Staples
--------------------------------------------------------------------------------------------------------

IMPORTANT INFORMATION:

THE OAK VALUE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC. THE INFORMATION PRESENTED ABOVE IS NOT TO BE CONSTRUED AS AN OFFER OR SOLICITATION TO PURCHASE THE OAK VALUE FUND (THE "FUND"), WHICH IS OFFERED ONLY BY PROSPECTUS. AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS,
CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. TO OBTAIN A COPY OF THE OAK VALUE FUND'S PROSPECTUS PLEASE VISIT OUR WEBSITE AT WWW.OAKVALUEFUND.COM OR CALL 1-800-622-2474 AND A COPY WILL BE SENT TO YOU FREE OF CHARGE. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

OAK VALUE FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

           Comparison of the Change in Value of a $10,000 Investment in the Oak Value Fund and the S&P 500 Index

                              [LINE GRAPH OMITTED]

       OAK VALUE FUND:                               S&P 500 INDEX:
   --------------------                           --------------------
   12/31/96     $10,000                           12/31/96     $10,000
   06/30/97      12,024                           06/30/97      12,061
   12/31/97      13,770                           12/31/97      13,336
   06/30/98      16,179                           06/30/98      15,698
   12/31/98      16,376                           12/31/98      17,148
   06/30/99      17,279                           06/30/99      19,271
   12/31/99      15,865                           12/31/99      20,756
   06/30/00      15,912                           06/30/00      20,668
   12/31/00      18,747                           12/31/00      18,866
   06/30/01      19,624                           06/30/01      17,603
   12/31/01      18,659                           12/31/01      16,624
   06/30/02      16,325                           06/30/02      14,436
   12/31/02      14,117                           12/31/02      12,950
   06/30/03      16,757                           06/30/03      14,473
   12/31/03      18,651                           12/31/03      16,664
   06/30/04      19,011                           06/30/04      17,238
   12/31/04      20,138                           12/31/04      18,478
   06/30/05      20,190                           06/30/05      18,328
   12/31/05      19,862                           12/31/05      19,385
   06/30/06      19,854                           06/30/06      19,910
   12/31/06      22,678                           12/31/06      22,447

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL RETURNS(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              SINCE
               CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR    INCEPTION*
                 1997     1998     1999    2000      2001     2002     2003      2004     2005     2006   (AS OF 12/31/06)
--------------------------------------------------------------------------------------------------------------------------
Oak Value Fund  37.70%   18.93%   -3.12%   18.17%   -0.47%   -24.34%   32.11%    7.97%   -1.37%   14.18%     353.02%(B)
S&P 500 Index   33.36%   28.58%   21.04%   -9.12%  -11.90%   -22.10%   28.68%   10.88%    4.91%   15.79%     322.05%(B)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(A)
--------------------------------------------------------------------------------
                                 FOR THE PERIODS ENDED DECEMBER 31, 2006
                        --------------------------------------------------------
                                                                        SINCE
                        ONE YEAR  THREE YEARS  FIVE YEARS  TEN YEARS  INCEPTION*
--------------------------------------------------------------------------------
Oak Value Fund ......    14.18%       6.74%       3.98       8.53       11.44%
--------------------------------------------------------------------------------
S&P 500 Index .......    15.79%      10.44%       6.19       8.42       10.87%
--------------------------------------------------------------------------------

*     Inception date of the Oak Value Fund was January 18, 1993.
(A) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(B)   Not annualized.

OAK VALUE FUND
PORTFOLIO INFORMATION
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

DISTRIBUTION BY BUSINESS CATEGORY (% OF NET ASSETS)

                               [PIE CHART OMITTED]

      Basic Materials - 10.5%
      Consumer Related - 19.8%
      Diversified - 18.7%
      Finance Related - 12.0%
      Health Care - 2.6%
      Insurance - 5.4%
      Media - 14.1%
      Technology - 16.2%
      Cash Equivalents - 0.7%

TEN LARGEST HOLDINGS

                                                     % OF
      COMPANY                                     NET ASSETS
      ------------------------------------------------------
      Berkshire Hathaway, Inc.(A)                    9.40%
      Praxair, Inc.                                  6.37%
      E.W. Scripps Co. (The) - Class A               5.82%
      AFLAC, Inc.                                    5.41%
      Time Warner, Inc.                              5.19%
      Willis Group Holdings Ltd.                     5.04%
      Fidelity National Information Services, Inc.   4.97%
      United Technologies Corp.                      4.96%
      Apollo Group, Inc. - Class A                   4.57%
      Cadbury Schweppes PLC - ADR                    4.50%


(A)   Class A and Class B shares combined.

OAK VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

ASSETS
Investments in securities:
   At cost ....................................................   $ 117,760,080
                                                                  =============
   At market value (Note 1) ...................................   $ 164,183,910
Receivable for investment securities sold .....................       2,423,504
Receivable for capital shares sold ............................          29,754
Dividends receivable ..........................................          95,458
Other assets ..................................................          63,720
                                                                  -------------
   TOTAL ASSETS ...............................................     166,796,346
                                                                  -------------

LIABILITIES
Dividends payable .............................................           3,260
Payable for investment securities purchased ...................       4,113,843
Payable for capital shares redeemed ...........................         976,748
Accrued investment advisory fees (Note 3) .....................         125,918
Payable to affiliate (Note 3) .................................          21,141
Other accrued expenses and liabilities ........................          27,979
                                                                  -------------
   TOTAL LIABILITIES ..........................................       5,268,889
                                                                  -------------

NET ASSETS ....................................................   $ 161,527,457
                                                                  =============

Net assets consist of:
Paid-in capital ...............................................   $ 108,020,531
Accumulated undistributed net investment loss .................        (285,392)
Undistributed net realized gains from security transactions ...       7,368,488
Net unrealized appreciation on investments ....................      46,423,830
                                                                  -------------
Net assets ....................................................   $ 161,527,457
                                                                  =============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) .......       5,735,955
                                                                  =============

Net asset value, offering price and redemption price
  per share (A) ...............................................   $       28.16
                                                                  =============

(A) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 1).

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)
================================================================================

INVESTMENT INCOME
Dividends ......................................................   $  1,027,469
                                                                   ------------

EXPENSES
Investment advisory fees (Note 3) ..............................        778,721
Transfer agent and shareholder services fees (Note 3) ..........         86,340
Administration fees (Note 3) ...................................         70,639
Trustees' fees and expenses ....................................         59,912
Postage and supplies ...........................................         36,828
Professional fees ..............................................         34,815
Insurance expense ..............................................         27,125
Fund accounting fees (Note 3) ..................................         20,630
Registration fees ..............................................         18,505
Compliance service fees (Note 3) ...............................         12,558
Printing of shareholder reports ................................         12,197
Custodian fees .................................................         10,134
Interest expense (Note 4) ......................................          1,796
Other expenses .................................................         13,393
                                                                   ------------
   TOTAL EXPENSES ..............................................      1,183,593
                                                                   ------------

NET INVESTMENT LOSS ............................................       (156,124)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions ..................     27,126,867
Net change in unrealized appreciation/depreciation
  on investments ...............................................     (5,389,961)
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............     21,736,906
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....................   $ 21,580,782
                                                                   ============

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================

                                                                            SIX MONTHS
                                                                               ENDED            YEAR
                                                                            DECEMBER 31,        ENDED
                                                                               2006            JUNE 30,
                                                                            (UNAUDITED)          2006
                                                                           -------------    -------------
FROM OPERATIONS
   Net investment income (loss) ........................................   $    (156,124)   $     566,488
   Net realized gains from security transactions .......................      27,126,867       15,683,448
   Net change in unrealized appreciation/depreciation on investments ...      (5,389,961)     (20,219,133)
                                                                           -------------    -------------
Net increase (decrease) in net assets from operations ..................      21,580,782       (3,969,197)
                                                                           -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ..........................................        (129,714)        (566,042)
   From net realized gains from security transactions ..................     (19,758,400)     (15,290,172)
                                                                           -------------    -------------
Net decrease in net assets from distributions to shareholders ..........     (19,888,114)     (15,856,214)
                                                                           -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...........................................      14,236,672       37,744,165
   Reinvestment of distributions to shareholders .......................      19,464,212       14,515,519
   Proceeds from redemption fees collected (Note 1)  ...................          61,900           11,580
   Payments for shares redeemed ........................................     (74,951,626)     (80,204,484)
                                                                           -------------    -------------
Net decrease in net assets from capital share transactions .............     (41,188,842)     (27,933,220)
                                                                           -------------    -------------

NET DECREASE IN NET ASSETS .............................................     (39,496,174)     (47,758,631)

NET ASSETS
   Beginning of period .................................................     201,023,631      248,782,262
                                                                           -------------    -------------
   End of period .......................................................   $ 161,527,457    $ 201,023,631
                                                                           =============    =============

ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) ............................................   $    (285,392)   $         446
                                                                           =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .........................................................         483,665        1,242,359
   Shares reinvested ...................................................         696,608          514,088
   Shares redeemed .....................................................      (2,623,906)      (2,647,888)
                                                                           -------------    -------------
   Net decrease in shares outstanding ..................................      (1,443,633)        (891,441)
   Shares outstanding, beginning of peirod .............................       7,179,588        8,071,029
                                                                           -------------    -------------
   Shares outstanding, end of period ...................................       5,735,955        7,179,588
                                                                           =============    =============

See accompanying notes to financial statements.

OAK VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================================================================

                                            SIX MONTHS
                                               ENDED           YEAR           YEAR           YEAR           YEAR         YEAR
                                            DECEMBER 31,       ENDED          ENDED          ENDED          ENDED        ENDED
                                               2006           JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,     JUNE 30,
                                            (UNAUDITED)        2006           2005           2004           2003         2002
                                             ---------       ---------      ---------      ---------      ---------    ---------
Net asset value at
  beginning of period ...................... $   28.00       $   30.82      $   29.02      $   25.58      $   24.92    $   30.74
                                             ---------       ---------      ---------      ---------      ---------    ---------

Income (loss) from investment operations:
  Net investment income (loss) .............     (0.03)           0.08          (0.12)         (0.15)         (0.07)       (0.10)
  Net realized and unrealized gains
    (losses) on investments ................      3.97           (0.60)          1.92           3.59           0.73        (5.05)
                                             ---------       ---------      ---------      ---------      ---------    ---------
Total from investment operations ...........      3.94           (0.52)          1.80           3.44           0.66        (5.15)
                                             ---------       ---------      ---------      ---------      ---------    ---------

Less distributions:
  From net investment income ...............     (0.02)          (0.08)            --             --             --           --
  From net realized gains from
    security transactions ..................     (3.77)          (2.22)            --             --             --        (0.67)
                                             ---------       ---------      ---------      ---------      ---------    ---------
Total distributions ........................     (3.79)          (2.30)            --             --             --        (0.67)
                                             ---------       ---------      ---------      ---------      ---------    ---------

Proceeds from redemption
  fees collected (Note 1) ..................      0.01            0.00(A)        0.00(A)        0.00(A)          --           --
                                             ---------       ---------      ---------      ---------      ---------    ---------

Net asset value at end of period ........... $   28.16       $   28.00      $   30.82      $   29.02      $   25.58    $   24.92
                                             =========       =========      =========      =========      =========    =========

Total return(B) ............................     14.23%(C)       (1.66%)         6.20%         13.45%          2.65%      (16.81%)
                                             =========       =========      =========      =========      =========    =========

Net assets at end of period (000's) ........ $ 161,527       $ 201,024      $ 248,782      $ 259,488      $ 272,582    $ 279,736
                                             =========       =========      =========      =========      =========    =========

Ratio of expenses to
  average net assets .......................      1.37%(E)        1.29%          1.25%          1.25%          1.36%        1.23%(D)

Ratio of net investment income
  (loss) to average net assets .............     (0.18%)(E)       0.24%         (0.39%)        (0.52%)        (0.33%)      (0.36%)

Portfolio turnover rate ....................        20%             29%            29%            24%            28%          63%

(A)   Amount rounds to less than $0.01 per share.

(B) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(C)   Not annualized.

(D) Absent the use of earnings credits on cash balances, the ratio of expenses to average net assets would have been 1.24% for the year ended June 30, 2002.

(E)   Annualized.

See accompanying notes to financial statements.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

   SHARES   COMMON STOCKS -- 99.3%                                    VALUE
--------------------------------------------------------------------------------
            BASIC MATERIALS -- 10.5%
   136,475  E.I. du Pont de Nemours and Co......................  $   6,647,697
   173,400  Praxair, Inc. ......................................     10,287,822
                                                                  -------------
                                                                     16,935,519
                                                                  -------------
            CONSUMER RELATED -- 19.8%
   189,425  Apollo Group, Inc. - Class A (A)....................      7,381,892
   169,350  Cadbury Schweppes PLC - ADR.........................      7,270,196
   150,850  Constellation Brands, Inc. - Class A (A)............      4,377,667
    69,025  Harley-Davidson, Inc................................      4,864,192
   182,500  Masco Corp. ........................................      5,451,275
    69,625  Tiffany & Co........................................      2,732,085
                                                                  -------------
                                                                     32,077,307
                                                                  -------------
            DIVERSIFIED -- 18.7%
        96  Berkshire Hathaway, Inc. - Class A (A)..............     10,559,040
     1,263  Berkshire Hathaway, Inc. - Class B (A)..............      4,630,158
   227,650  Tyco International Ltd..............................      6,920,560
   128,200  United Technologies Corp. ..........................      8,015,064
                                                                  -------------
                                                                     30,124,822
                                                                  -------------
            FINANCE RELATED -- 12.0%
   118,000  American Express Co.................................      7,159,060
    52,600  Capital One Financial Corp..........................      4,040,732
   205,125  Willis Group Holdings Ltd...........................      8,145,514
                                                                  -------------
                                                                     19,345,306
                                                                  -------------
            HEALTH CARE -- 2.6%
    64,700  Johnson & Johnson...................................      4,271,494
                                                                  -------------

            INSURANCE -- 5.4%
  190,000   AFLAC, Inc..........................................      8,740,000
                                                                  -------------

            MEDIA -- 14.1%
    13,575  CBS Corp. - Class B.................................        423,269
   188,245  E.W. Scripps Co. (The) - Class A....................      9,400,955
   385,175  Time Warner, Inc. ..................................      8,389,111
   110,262  Viacom, Inc. - Class B (A)..........................      4,524,050
                                                                  -------------
                                                                     22,737,385
                                                                  -------------
            TECHNOLOGY --  16.2%
   151,625  eBay, Inc. (A)......................................      4,559,364
   200,149  Fidelity National Information Services, Inc. .......      8,023,973
   235,175  IMS Health, Inc.....................................      6,462,609
   414,300  Oracle Corp. (A)....................................      7,101,102
                                                                  -------------
                                                                     26,147,048
                                                                  -------------

            TOTAL COMMON STOCKS (Cost $113,955,051).............  $ 160,378,881
                                                                  -------------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

   SHARES   CASH EQUIVALENTS -- 2.3%                                  VALUE
--------------------------------------------------------------------------------
 3,805,029  First American Government Obligations Fund -
             Class Y (Cost $3,805,029)..........................  $   3,805,029
                                                                  -------------

            TOTAL INVESTMENTS AT VALUE  -- 101.6%
              (Cost $117,760,080)...............................  $ 164,183,910

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%).....     (2,656,453)
                                                                  -------------

            NET ASSETS -- 100.0%................................  $ 161,527,457
                                                                  =============

(A)   Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to financial statements.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Oak Value Fund (the "Fund") is a diversified series of Oak Value Trust (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), was organized as a Massachusetts business trust on March 3, 1995. The Fund began operations on January 18, 1993 as a series of the Albemarle Investment Trust.

The Fund's investment objective is to seek capital appreciation primarily through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks traded in domestic and foreign markets.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2.00% if redeemed within 90 days of the date of purchase. For the periods ended December 31, 2006 and June 30, 2006, proceeds from redemption fees totaled $61,899 and $11,580, respectively.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements from financial institutions such as banks and broker-dealers that the Trust's investment adviser deems creditworthy under the guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP"). These "book/tax" differences are either

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

temporary or permanent in nature and are primarily due to losses deferred due to wash sales. The tax character of distributions paid during the six months ended December 31, 2006 was $880,533 of ordinary income and $19,007,581 of long-term capital gains. The tax character of distributions paid during the year ended June 30, 2006 was $566,042 of ordinary income and $15,290,172 of long-term capital gains.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as December 31, 2006:

--------------------------------------------------------------------------------
Cost of portfolio investments ...............................     $ 117,771,956
                                                                  =============
Gross unrealized appreciation ...............................     $  46,723,047
Gross unrealized depreciation ...............................          (311,093)
                                                                  -------------
Net unrealized appreciation .................................     $  46,411,954
Undistributed ordinary income ...............................         1,067,058
Undistributed long-term gains ...............................         6,027,914
                                                                  -------------
Total distributable earnings ................................     $  53,506,926
                                                                  =============
--------------------------------------------------------------------------------

2.    INVESTMENT TRANSACTIONS

During the six months ended December 31, 2006, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $34,621,496 and $94,475,087, respectively.

3.    TRANSACTIONS WITH AFFILIATES

The Fund's  investments are managed by Oak Value Capital  Management,  Inc. (the
"Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets.

Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting services agent. Such trustees and officers receive no direct payments or fees from the Trust for serving as officers.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Under the terms of an Administration Agreement with the Trust, Ultimus provides internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these services, the Fund pays Ultimus a fee at the annual rate of .10% of the average value of its daily net assets up to $50 million, .075% of such assets from $50 million to $200 million and .05% of such assets in excess of $200 million, provided, however, that the minimum fee is $2,000 per month. For the six months ended December 31, 2006, Ultimus was paid $70,639 for administration fees.

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $16 per account, provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. Accordingly, during the six months ended December 31, 2006, Ultimus was paid $29,243 for transfer agent and shareholder services fees.

The Fund has entered into agreements with certain financial intermediaries to provide record keeping, processing, shareholder communications and other services to the Fund. These services would be provided by the Fund if the shares were held in accounts registered directly with the Fund's transfer agent.
Accordingly, the Fund pays a fee to such service providers in an amount equivalent to or less than the per account fee paid to the transfer agent. During the six months ended December 31, 2006, the Fund paid $57,097 for such services. These fees are included as "Transfer agent and shareholder services fees" on the Statement of Operations.

Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For these services, the Fund pays Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets up to $500 million and .005% of such assets in excess of $500 million. During the six months ended December 31, 2006, the Fund paid Ultimus $20,630 in fund accounting fees. In addition, the Fund pays all costs of external pricing services.

Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal Securities Laws to serve as the Chief Compliance Officer and to administer the Trust's compliance policies and procedures. For these services, the Fund pays Ultimus a base fee of $1,500 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets from $100 million to $500 million, .005% of such assets from $500 million to $1 billion and .0025% of such assets in excess of $1 billion. During the six months ended December 31, 2006, Ultimus was paid $12,558 for such services. In addition, the Fund reimburses Ultimus for its reasonable out-of-pocket expenses relating to these compliance services.

4.    BANK LINE OF CREDIT

The Fund has an unsecured $25,000,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to Prime Rate minus 0.50%. During the six months ended December 31, 2006, the Fund incurred $1,796 of interest expense related to borrowings under the line of credit. Average debt outstanding during the six months ended December 31, 2006, was $45,337. As of December 31, 2006, the Fund had no outstanding borrowings.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

OAK VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales charges. However, a redemption fee of 2% is applied on the sale of shares sold within 90 days of the date of purchase. The redemption fee does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.


--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                 July 1, 2006   December 31, 2006 During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00        $1,142.30          $7.40
Based on Hypothetical 5% Return
  (before expenses)                $1,000.00        $1,018.30          $6.97
--------------------------------------------------------------------------------
*     Expenses  are  equal to the  annualized  expense  ratio  of 1.37%  for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OAK VALUE FUND
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-622-2474, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-622-2474, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form
N-Q. The filings are available upon request, by calling 1-800-622-2474. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OAK VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees of the Trust, with the Independent Trustees voting separately, has approved the continuance of the Fund's Investment Advisory Agreement (the "Agreement") with the Adviser. Approval took place at a meeting held on November 14, 2006, at which all of the Trustees were present.

The Independent Trustees were advised by counsel of their fiduciary obligations in approving the Agreement, and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement will continue to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's portfolio managers, research staff and support personnel and the operations and ownership of the Adviser. The Trustees also reviewed the responsibilities of the Adviser under the Agreement and considered the quality of the advisory services provided to the Trust, including the Adviser's intensive research process and its practices with regards to shareholder protection, shareholder services and communications, and compliance. The Independent Trustees were advised and supported by counsel experienced in securities matters throughout the process. Prior to voting, the Independent Trustees reviewed and discussed the proposed continuance of the Agreement with management of the Adviser.

The Adviser provided the Board with extensive information to assist the Trustees with analyzing the Fund's performance over various periods. The Fund's returns for periods ended September 30, 2006 were compared to the returns of relevant indices and similarly managed mutual funds. These analyses and comparisons showed that, although the more recent performance of the Fund has lagged its benchmark (the S&P 500 Index), the Fund's long-term (i.e., 10-year) performance has been superior to both the S&P 500 Index and the average of Large Cap Blend Funds as categorized by Morningstar. Based upon their review, the Trustees found that the Adviser has provided high-quality advisory services and has consistently adhered to the stated investment objective and strategies of the Fund.

In reviewing the advisory fees and the total expense ratio of the Fund, the Trustees were provided with comparative expense and advisory fee information for other similarly situated mutual funds, categorized both by fund size and by investment style. The Trustees also considered the "fallout benefits" received by the Adviser in its management of the Fund, including certain research services received as a result of placement of the Fund's brokerage, but, given the amounts involved, viewed these as secondary factors in connection with the reasonableness of the advisory fees being paid by the Fund. The Trustees concluded that, based upon the investment strategies and the long-term performance of the Fund, the advisory fees paid by the Fund are reasonable.

The Trustees reviewed a recent balance sheet of the Adviser and a statement of the Adviser's revenues and expenses with respect to its management of the Fund during the Fund's fiscal year ended June 30, 2006. The Trustees also reviewed the Fund's brokerage costs and determined that the brokerage commissions negotiated by the Adviser on behalf of the Fund are competitive with industry averages.

OAK VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================

The Independent Trustees concluded that: (i) based on the long-term performance and risk characteristics of the Fund, the effectiveness of the Fund in achieving its stated objective, and the Adviser's proactive stance regarding shareholder protections, compliance and communication to shareholders, they believe the Adviser has provided high quality services; (ii) given the goals of the investment program of the Fund to provide attractive returns over a full market cycle, and the fact that the Adviser does not manage the Fund to "track" the market and has consistently adhered to its mandate and stated strategy in managing the Fund, the short-term performance of the Fund relative to mutual fund industry averages and broad market indices is generally not of significant relevance to the assessment of the overall quality of services provided by the Adviser to the Fund; (iii) in their view, the nature of the research services provided by the Adviser, which are broad and sophisticated, are necessary to manage the Fund; (iv) although the advisory fees and overall operating expenses of the Fund are in the higher range of fees and expenses for mutual funds of similar size investing in similar securities, the Trustees believe that the scope and quality of services provided by the Adviser, which exceed the norm, support the appropriateness of the advisory fees payable by the Fund; and (v) at current assets levels, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Independent Trustees also reviewed and considered the profitability of the Adviser with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive given the high quality and scope of services provided by the Adviser and the long-term investment performance of the Fund. The Independent Trustees also agreed that it is not appropriate to introduce fee breakpoints at the present time. The Trustees noted, however, that if the Fund grows significantly in assets, it may become necessary for the Adviser to consider adding fee breakpoints to the Agreement.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve continuance of the Agreement. Rather, the Independent Trustees concluded, in light of a weighing and balancing of all factors considered, that the advisory fees payable by the Fund under the Agreement are fair and reasonable. The Independent Trustees determined that it would be in the best interests of the Fund and its shareholders for the Adviser to continue to serve as investment adviser and voted to renew the Agreement for an additional annual period.

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










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


                        OAK VALUE FUND

                        INVESTMENT ADVISER
                        Oak Value Capital Management, Inc.
                        3100 Tower Boulevard, Suite 700
                        Durham, North Carolina 27707
                        1-800-680-4199
                        www.oakvaluefund.com

                        ADMINISTRATOR
                        Ultimus Fund Solutions, LLC
                        225 Pictoria Drive, Suite 450
                        Cincinnati, Ohio 45246

                        INDEPENDENT REGISTERED PUBLIC
                        ACCOUNTING FIRM
                        Deloitte & Touche LLP
                        250 East Fifth Street
                        Suite 1900
                        Cincinnati, Ohio 45202

                        CUSTODIAN
                        US Bank, N.A.
                        425 Walnut Street
                        Cincinnati, Ohio 45202

                        BOARD OF TRUSTEES
                        Joseph T. Jordan, Jr., Chairman
                        C. Russell Bryan
                        Larry D. Coats, Jr.
                        John M. Day
                        Charles T. Manatt

                        OFFICERS
                        Larry D. Coats, Jr., President
                        Robert G. Dorsey, Vice President
                        Mark J. Seger, Treasurer
                        John F. Splain, Secretary


            THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE OAK VALUE FUND. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF  CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's governance, nomination and compensation committee will consider shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing and addressed to the committee at the registrant's offices. The committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto








Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Oak Value Trust
             --------------------------------------------------





By (Signature and Title)*   /s/ Larry D. Coats, Jr.
                          -------------------------------------
                            Larry D. Coats, Jr., President


Date          February 27, 2007
      ------------------------------------------






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ Larry D. Coats, Jr.
                          -------------------------------------
                            Larry D. Coats, Jr., President


Date          February 27, 2007
      ------------------------------------------





By (Signature and Title)*   /s/ Mark J. Seger
                          -------------------------------------
                            Mark J. Seger, Treasurer


Date          February 27, 2007
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.